ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnerships Valuation Allowance	$ 26,090	$ 166,257
Series Seven [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnerships Valuation Allowance	0	0
Series Nine [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnerships Valuation Allowance	13,983	13,983
Series Ten [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnerships Valuation Allowance	0	5,443
Series Eleven [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnerships Valuation Allowance	9,120	72,890
Series Twelve [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnerships Valuation Allowance	349	70,546
Series Fourteen [Member]
Operating Partnerships Valuation Allowance [Line Items]
Operating Partnerships Valuation Allowance	$ 2,638	$ 3,395